Capital Stock (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Dividends

The table below presents the cash dividends declared on the Company’s common stock since its IPO.

Declaration Date	Record Date	Payment Date	Per Share Amount	Total
March 8, 2013	March 25, 2013	March 27, 2013	$0.135	$451,125
April 10, 2013	April 25, 2013	April 30, 2013	0.135	451,125
May 9, 2013	May 28, 2013	May 31, 2013	0.135	451,125
June 10, 2013	June 25, 2013	June 28, 2013	0.135	451,125
July 9, 2013	July 25, 2013	July 31, 2013	0.135	451,125
August 12, 2013	August 26, 2013	August 30, 2013	0.135	451,125
September 10, 2013	September 25, 2013	September 30, 2013	0.135	451,125
October 10, 2013	October 25, 2013	October 31, 2013	0.135	451,125
November 12, 2013	November 25, 2013	November 27, 2013	0.135	451,125
December 10, 2013	December 26, 2013	December 30, 2013	0.180	601,500
(1)January 9, 2014	January 27, 2014	January 31, 2014	0.180	925,500
(1)February 11, 2014	February 25, 2014	February 28, 2014	0.180	974,100

(1)	The effect of the dividends declared during 2014 is not reflected in the Company’s financial statements as of December 31, 2013.